Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

Basis of Accounting and Use of Estimates

The financial statements of the Plan are prepared using the accrual method of accounting. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates that affect the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

The Plan invests in various investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.

Valuation of Investments

Investments are stated at fair value. Securities traded in public markets are valued at their quoted market prices. Participants do not have beneficial ownership in specific underlying securities or other assets in the various funds, but have an interest therein represented by units valued as of the last business day of the period. The various funds earn dividends and interest which are automatically reinvested in additional units. Generally, contributions to and withdrawal payments from each fund are converted to units by dividing the amounts of such transactions by the unit values as last determined, and the participants’ accounts are charged or credited with the number of units properly attributable to each participant.

Recognition of Investment Income

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net change in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year. Net change in fair value of investments and dividend and interest income are presented in the accompanying statement of changes in net assets available for benefits.

Allowance for Credit Losses

Amounts due for contributions are stated at the amount management expects to collect from outstanding balances less an allowance for expected credit losses. The expected credit losses amount reflects management’s best estimate of amounts that will not be collected. This assessment considers historical experience, current conditions and, when appropriate, reasonable and supportable forecasts.

The Plan has concluded that no allowance for current expected credit losses was necessary at either December 31, 2025 or December 31, 2024.

Contributions

Contributions from participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Payment of Benefits

Benefit payments to participants are recorded when paid.

Costs and Expenses

Fees related to certain terminated participant accounts, administration of notes receivable from participants and distributions are charged directly to the participant’s account and are included in administrative expenses. Investment-related expenses are included in investment income. The Plan used $116,708 and $345,924 of proceeds from a revenue sharing arrangement to pay administrative fees in 2025 and 2024, respectively. Proceeds remaining from the revenue sharing arrangement at the end of the year may be allocated on a pro-rata basis to participant accounts in the Plan. The proceeds from the revenue sharing arrangement are held in a Vanguard Cash Reserves Federal Money Market Fund.